Fixed assets - Schedule of fixed assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 65,496	$ 35,474
Accumulated depreciation and amortization	(19,543)	(13,813)
Total fixed assets, net	45,953	21,661
Internally developed software
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	8,148	3,092
Furniture and equipment
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	41,189	17,343
Acquired software
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	3,542	3,264
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	3,829	3,827
Computer equipment
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	7,046	7,948
Construction in process
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 1,742	$ 0